Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tactical Investment Series Trust
Entity Central Index Key	0001843263
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
TFA Tactical Income Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Tactical Income Fund
Class Name	Class I
Trading Symbol	TFAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TFA Tactical Income Fund (the “Fund”) for the year ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-tactical-income-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tfa-tactical-income-fund
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$219	2.13%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 5.78%, trailing the Bloomberg Barclays U.S. Aggregate Bond Index which returned 7.30%, its best performance since 2020. As a “Non-Traditional” bond fund, the Fund had a large exposure to lower-quality grade bonds (aka “high yield”) in 2025. This sector became overvalued relative to investment grade and government bonds during the year causing the Fund’s underperformance compared to its benchmark.

In addition, the Fund’s subadvisers employ multiple tactical strategies including econometric allocation, trend-following for high yield sector, unconstrained trend/momentum-based relative strength, AI-based equity exposure, and individual stock selection strategies based on fundamental and relative strength. During the year, the trend-following strategies led to underperformance due to whipsaw trades that occurred.

What factors influenced performance during the past year?

•Gains in the bond market were driven by Federal Reserve interest rate cuts, declining yields in parts of the curve, attractive coupon income, and tightening credit spreads in riskier segments.

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

•One of the Fund’s key features to its management style is the use of multiple investment strategies and to rotate amongst multiple strategies as market environments evolve. Such an approach can create higher turnover than more traditional management styles. In 2025, the Fund utilized between 5 and 8 strategies. The changes between strategies during the year created higher turnover than traditional bond funds. In addition, the timing of some of the rotations created a degree of underperformance.

•Risk management is a key component of the tactical allocation style. Management strategies utilizing trend-following, momentum, and econometric allocations are designed to reduce exposure to securities trending downward in a meaningful fashion and/or are no longer in favorable macroeconomic environments.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception? TFA Tactical Income Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	5.78%	0.28%	1.35%
Bloomberg Barclays U.S. Aggregate Bond Index	7.30%	(0.36)%	1.37%

(a)	The Fund commenced operation on June 10, 2019.

Performance Inception Date	Jun. 10, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Material Change Date	Aug. 12, 2025
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 23,130,860
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 229,036
Investment Company, Portfolio Turnover	427.65%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$23,130,860
Number of Portfolio Holdings	22
Investment Advisory Fees Paid	$229,036
Portfolio Turnover Rate	427.65%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
State Street SPDR Bloomberg High Yield Bond ETF	19.33%
iShares iBoxx $ High Yield Corporate Bond ETF	17.19%
iShares J.P. Morgan USD Emerging Markets Bond ETF	8.93%
iShares 7-10 Year Treasury Bond ETF	7.32%
iShares Core U.S. Aggregate Bond ETF	6.87%
iShares 3-7 Year Treasury Bond ETF	5.78%
Innovator U.S. Equity Accelerated 9 Buffer ETF-October	4.48%
Vanguard Total Stock Market ETF	3.33%
First Trust Institutional Preferred Securities and Income ETF	3.28%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3.27%

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

Tactical Growth Allocation Fund (Class I)
Shareholder Report [Line Items]
Fund Name	Tactical Growth Allocation Fund
Class Name	Class I
Trading Symbol	TFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tactical Growth Allocation Fund (the “Fund”) for the year ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tactical-growth-allocation-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tactical-growth-allocation-fund
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$224	2.12%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.54%, trailing the Morningstar Mod AGG TR which returned 18.45%. The underperformance versus the benchmark was primarily attributable to whipsaw trades during the year and lower foreign market exposure than the benchmark.

What factors influenced performance during the past year?

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

•The management style employed by the Fund employs multiple tactical strategies that change throughout the year. In 2025, the trend-following strategies were whipsawed in the spring as the stock market reacted negatively to the announcement of tariffs. By design, the strategies reduced exposure into the event as prices declined. However, the news-driven environment changed quickly, and prices rebounded in a swift fashion, causing the trend-following strategies to reenter positions at higher prices than where they had been sold. In addition, the Fund employed a stock selection strategy focused on growth stocks during much of the year. These positions performed well for much of the year but declined as the sector underwent a correction late in the year.

•Allocations to the strategies utilized in the Fund have two layers of oversight. First, the sub-advisers review the performance of each strategy on a short-term basis (daily/weekly). Second, the Adviser to the Fund reviews the performance of each sub-adviser’s performance daily. Reallocations to strategies by the sub-advisers occur several times during the year on an as-needed, case-by-case basis.

•Tactical risks are monitored by both the Adviser and the sub-advisers. Sub-advisers monitor risks on a daily basis while the Adviser monitors risks more broadly using the status of the market cycle.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception? Tactical Growth Allocation Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	11.54%	7.17%	7.26%
Morningstar Moderately Aggressive Target Risk TR USD Index	18.45%	7.93%	9.58%

(a)	The Fund commenced operation on June 10, 2019.

Performance Inception Date	Jun. 10, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Material Change Date	Aug. 12, 2025
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 37,986,265
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 397,568
Investment Company, Portfolio Turnover	266.70%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$37,986,265
Number of Portfolio Holdings	103
Investment Advisory Fees Paid	$397,568
Portfolio Turnover Rate	266.70%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
HCM Defender 500 Index ETF	7.55%
Invesco QQQ Trust Series 1	7.44%
HCM Defender 100 Index ETF	7.30%
Direxion HCM Tactical Enhanced US ETF	6.54%
ProShares Ultra S&P 500	4.12%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	3.57%
NVIDIA Corp.	2.99%
Microsoft Corp.	2.69%
Apple, Inc.	2.33%
Fidelity Government Portfolio	2.32%

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

TFA Quantitative Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Quantitative Fund
Class Name	Class I
Trading Symbol	TFAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TFA Quantitative Fund (the “Fund”) for the year ended December 31, 2025.
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-quantitative-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tfa-quantitative-fund
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$212	2.01%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.43%, trailing the Morningstar Agg TR and the S&P 500 which returned 20.43% and 17.88%, respectively. The primary reason for the underperformance versus the benchmarks was the fact that the Fund’s market timing strategies were whipsawed by the two meaningful pullbacks seen in the market during the year.

What factors influenced performance during the past year?

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

•The Fund’s sub-adviser strategies were negatively impacted by two meaningful and short-term corrections seen in the stock market during the year. The strategies primarily impacted were based on trend and breadth metrics of the overall market. During both the spring and fall corrections, the strategies reduced exposure after prices had declined in a swift fashion only to reenter positions at higher prices as the market recovered very quickly. Such is often the case during news-driven environments and is a risk of employing trend-based approaches.

•Performance during the two corrective phases was negatively impacted by reducing exposure into the decline and then adding positions after the rebound had occurred.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception? TFA Quantitative Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Quantitative Fund Class I	11.43%	6.87%	9.28%
Morningstar Aggressive Target Risk TR USD Index	20.43%	9.58%	14.04%
S&P 500® Total Return Index	17.88%	14.42%	17.87%

(a)	The Fund commenced operation on May 18, 2020.

Performance Inception Date	May 18, 2020
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Material Change Date	Aug. 12, 2025
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 58,635,292
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 805,107
Investment Company, Portfolio Turnover	320.63%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$58,635,292
Number of Portfolio Holdings	40
Investment Advisory Fees Paid	$805,107
Portfolio Turnover Rate	320.63%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
ProShares Ultra S&P 500	18.44%
iShares U.S. Technology ETF	9.15%
HCM Defender 500 Index ETF	8.64%
HCM Defender 100 Index ETF	8.48%
Invesco QQQ Trust Series 1	8.19%
Direxion HCM Tactical Enhanced US ETF	7.81%
Innovator Growth-100 Power Buffer ETF - November	7.39%
Fidelity Government Portfolio	6.99%
Vanguard Total Stock Market ETF	4.17%
iShares Expanded Tech Sector ETF	1.76%

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

TFA AlphaGen Growth Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA AlphaGen Growth Fund
Class Name	Class I
Trading Symbol	TFAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TFA AlphaGen Growth Fund (the “Fund”) for the year ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-alphagen-growth-fund . You can also request this information without charge by contacting the Fund at (833) 974-3787.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds/tfa-alphagen-growth-fund
Expenses [Text Block]	What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$230	2.11%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 18.17%, outperforming the 17.88% return of the S&P 500 while trailing the 20.43% return of the Morningstar Agg TR. The outperformance versus the S&P 500 can be attributed primarily to the Fund’s focus on longer-term holding strategies, the increased exposure to individual stock selection strategies targeting Artificial Intelligence issues, and enhanced exposure to the U.S. large-capitalization technology sector. The Fund’s underperformance relative to the Morningstar Agg TR benchmark can be attributed to the fact that the benchmark is more broadly diversified across cap-sizes, styles, and regional allocations than the Fund during the year. The Fund’s management style focuses on market leadership, which for a lengthy period had been focused very narrowly on the U.S. megacap technology sector. During the second half of the year, market leadership broadened causing the Fund’s focused positioning to lag the more diversified Morningstar benchmark.

What factors influenced performance during the past year?

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed? TFA AlphaGen Growth Fund Growth of $10,000 Investment
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA AlphaGen Growth Fund Class I	18.17%	6.89%
Morningstar Aggressive Target Risk TR USD Index	20.43%	7.86%
S&P 500® Total Return Index	17.88%	11.85%

(a)	The Fund commenced operation on August 23, 2021.

Performance Inception Date	Aug. 23, 2021
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Material Change Date	Aug. 12, 2025
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 45,487,585
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 599,601
Investment Company, Portfolio Turnover	378.86%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$45,487,585
Number of Portfolio Holdings	41
Investment Advisory Fees Paid	$599,601
Portfolio Turnover Rate	378.86%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
ProShares Ultra S&P500	22.64%
Fidelity Government Portfolio	12.11%
Innovator Growth-100 Power Buffer ETF - November	9.60%
Vanguard Total Stock Market ETF	5.56%
State Street Technology Select Sector SPDR ETF	3.80%
iShares Expanded Tech Sector ETF	2.30%
ProShares Ultra QQQ	2.14%
iShares U.S. Technology ETF	2.11%
State Street SPDR NYSE Technology ETF	2.08%
iShares Core S&P 500 ETF	2.05%

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.